Trade payable	12 Months Ended
Dec. 31, 2025
Trade payable
Trade payable

22. Trade payable

	As of December 31,
	2024	2025
	RMB’000	RMB’000
Trade payable	1,302	2,422
Total	1,302	2,422

It mainly represents the amount due to goods and services providers for digital security technology and real estate operation management business.